INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2014
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2014	2013	2012
USA	45%	77%	81%
Japan	40	2	1
Asia *	11	14	13
Europe *	4	7	5
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area
	As of December 31
	2014	2013
Israel	$145,816	$180,976
United States	66,953	75,040
Japan	206,342	94,023
Total	$419,111	$350,039

Schedule of Accounts Receivable of Major Customers
	As of December 31,
	2014	2013
Customer 1	35%	--%
Customer 2	16%	9%
Customer 3	--%	20%

Schedule of Revenues of Major Customers
	Year ended December 31,
	2014	2013	2012
Customer A	38%	--%	--%
Customer B	7	27	43
Other customers (*)	16	16	10